Employees	12 Months Ended
Dec. 31, 2020
Employees [Abstract]
Employees
8. Employees

Including the directors, the Group’s average number of employees during the year was 174 (2019: 99; 2018: 61).

Aggregate remuneration comprised:
	December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Wages and salaries	32,688	17,268	7,249
Social security costs	3,431	2,037	1,005
Pension costs - employees	1,213	769	583
Directors' remuneration	2,158	2,555	1,565
Shared based payments	4,729	841	821
Total employee costs	44,219	23,470	11,223

The directors of the Company held the following share options over shares of Amryt Pharma plc at December 31, 2020:

	December 31, 2020
Director	Number	Exercise price		Expiration Date
Joseph Wiley	6,437,460	£0.76p - £121.50	p	November 28, 2024 - November 4, 2026
Raymond T. Stafford	220,000	$2.25		July 9, 2027
George P. Hampton, Jr.	220,000	$2.25		July 9, 2027
Dr. Alain H. Munoz	220,000	$2.25		July 9, 2027
Donald K. Stern	220,000	$2.25		July 9, 2027
Dr. Patrick V.J.J. Vink	220,000	$2.25		July 9, 2027
Stephen T. Wills	220,000	$2.25		July 9, 2027

	December 31, 2019
Director	Number	Exercise price		Expiration Date
Joseph Wiley	6,437,460	£0.76p - £121.50	p	November 28, 2024 - November 4, 2026

During the year ended December 31, 2020, a total of 1,320,000 share options were granted to directors of the company. A total of 220,000 share options were granted to each Raymond T. Stafford, George P. Hampton, Jr., Dr. Alain H. Munoz, Donald K. Stern, Dr. Patrick V.J.J. Vink and Stephen T. Wills. No share options were granted to any of the directors in 2018.

Further information on the compensation of key management personnel is included in Note 23, Related party transactions, of these financial statements.